Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

16. SHARE-BASED COMPENSATION

For the year ended December 31, 2025, total share-based compensation expenses recognized were RMB14,005,587 (US$1,992,600). The table below presents a summary of the Group’s share-based compensation expenses:

	For the Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
General and administrative expenses	-	-	14,005,587	1,992,600

2024 Share Incentive Plan

On July 22, 2024, the board of directors of the Company approved the 2024 Share Incentive Plan (the “2024 Plan”). On December 19, 2025, the board approved the Amended and Restated 2024 Plan (the “Amended Plan”). Under the Amended Plan, the maximum aggregate number of ordinary shares available for issuance (the “Share Reserve”) is 550,000 shares. The Share Reserve will automatically increase each June 30, beginning in 2026 and continuing for up to ten years through June 30, 2036 (each, an “Evergreen Date”), by an amount equal to 20% of the total outstanding shares of the Company on the applicable Evergreen Date.

On December 19, 2025, the board also approved the grant of 540,000 Class A ordinary shares to 13 employees, officers, and directors as discretionary bonus shares, in recognition of their contributions to the Company’s operations and performance. The fair value of each share on the grant date was $3.69. All granted shares vested immediately upon issuance.

The following table summarized the Company’s restricted share activities under the 2024 Plan:

	Nonvested ordinary shares underlying	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2024	-	$-

Granted	540,000	$3.69
Vested	(540,000)	$3.69
Forfeited	-	$-

Outstanding as of December 31, 2025	-	$-

Restricted shares are measured based on the closing price of the Company’s ordinary shares on the grant date and are recognized as share-based compensation expense on a straight-line basis over the requisite service period. Total share-based compensation expenses recognized for these restricted shares for the year ended December 31, 2025 was RMB14,005,587 (US$1,992,600). As the restricted shares vested upon grant, there was no unrecognized compensation expense related to nonvested restricted shares as of December 31, 2025.